LOSS PER SHARE - Schedule of Basic and Diluted Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator
Net loss attributable to Concord Medical Services Holdings Limited	¥ (489,661)	$ (70,993)	¥ (271,427)	¥ (309,989)
Accretion of contingently redeemable noncontrolling interests	0	0	(549,194)	(359,920)
Numerator for EPS computation	¥ (489,661)	$ (70,993)	¥ (820,621)	¥ (669,906)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic	131,053,858	131,053,858	131,053,858	131,053,858
Weighted average number of ordinary shares outstanding used in calculating loss per share - diluted	131,053,858	131,053,858	131,053,858	131,053,858
Loss per share - basic | (per share)	¥ (3.74)	$ (0.54)	¥ (6.26)	¥ (5.11)
Loss per share - diluted | (per share)	¥ (3.74)	$ (0.54)	¥ (6.26)	¥ (5.11)
Class A ordinary shares
Numerator
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic and diluted	¥ (318,582)	$ (46,189)	¥ (533,909)	¥ (435,855)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic	85,265,910	85,265,910	85,265,910	85,265,910
Weighted average number of ordinary shares outstanding used in calculating loss per share - diluted	85,265,910	85,265,910	85,265,910	85,265,910
Loss per share - basic | (per share)	¥ (3.74)	$ (0.54)	¥ (6.26)	¥ (5.11)
Loss per share - diluted | (per share)	¥ (3.74)	$ (0.54)	¥ (6.26)	¥ (5.11)
Class B ordinary shares
Numerator
Net loss attributable to ordinary shareholders used in calculating loss per ordinary share - basic and diluted	¥ (171,079)	$ (24,804)	¥ (83,784)	¥ (234,054)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating loss per share - basic	45,787,948	45,787,948	85,265,910	45,787,948
Weighted average number of ordinary shares outstanding used in calculating loss per share - diluted	45,787,948	45,787,948	85,265,910	45,787,948
Loss per share - basic | (per share)	¥ (3.74)	$ (0.54)	¥ (0.98)	¥ (5.11)
Loss per share - diluted | (per share)	¥ (3.74)	$ (0.54)	¥ (0.98)	¥ (5.11)